Sales - Other assets - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue [abstract]
Total	€ 1,211	€ 1,179	€ 1,068	€ 753
o/w other non-current assets	110	106	85
o/w other current assets	€ 1,101	€ 1,073	€ 983